Reynders, McVeigh Core Equity Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
COMMON STOCKS — 98.86% Shares Fair Value
Canada — 2.77%
Industrials — 2.77%
Canadian National Railway Co. 14,235 $ 1,697,808
Denmark — 7.91%
Energy — 1.97%
Vestas Wind Systems A/S
(a)
43,700 1,205,792
Health Care — 3.16%
Novo Nordisk A/S, Class B - ADR 11,569 1,933,064
Materials — 1.86%
Novozymes A/S, Class B 21,904 1,139,775
Utilities — 0.92%
Orsted A/S 6,354 566,523
Total Denmark 4,845,154
France — 5.40%
Consumer Staples — 1.81%
L'Oreal SA
(a)
2,332 1,107,467
Industrials — 3.59%
Schneider Electric SE 12,625 2,199,906
Total France 3,307,373
Germany — 2.23%
Consumer Discretionary — 2.23%
Volkswagen AG
(a)
10,000 1,368,000
Ireland — 9.04%
Consumer Discretionary — 2.38%
Aptiv PLC
(a)
14,200 1,460,612
Consumer Staples — 2.43%
Kerry Group PLC 14,144 1,488,656
Health Care — 4.23%
Medtronic PLC 15,000 1,364,250
Perrigo Co. PLC 33,000 1,227,270
2,591,520
Total Ireland 5,540,788
Japan — 1.51%
Consumer Discretionary — 1.51%
Shimano, Inc. 6,000 926,250
Norway — 1.00%
Industrials — 1.00%
Tomra Systems ASA 39,382 610,421
Sweden — 1.48%

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
COMMON STOCKS — 98.86% - continued Shares Fair Value
Materials — 1.48%
BillerudKorsnas AB
(a)
94,456 $ 905,833
Switzerland — 1.24%
Health Care — 1.24%
CRISPR Therapeutics AG
(a)
15,500 758,570
United Kingdom — 3.62%
Consumer Staples — 2.16%
Unilever PLC - ADR 23,845 1,324,112
Industrials — 1.46%
Halma PLC
(a)
30,899 895,299
Total United Kingdom 2,219,411
United States — 62.66%
Communications — 5.39%
T-Mobile US, Inc.
(a)
9,150 1,316,685
Uber Technologies, Inc.
(a)
31,300 971,865
Walt Disney Co. (The)
(a)
9,850 1,009,625
3,298,175
Consumer Discretionary — 4.75%
Interface, Inc. 85,000 666,400
NIKE, Inc., Class B 8,995 1,139,846
Tesla, Inc.
(a)
6,700 1,100,877
2,907,123
Consumer Staples — 2.87%
Sysco Corp. 22,900 1,757,346
Energy — 0.90%
Enphase Energy, Inc.
(a)
3,360 551,712
Health Care — 12.08%
Abbott Laboratories 16,712 1,846,175
Becton, Dickinson and Co. 7,077 1,870,522
CVS Health Corp. 21,020 1,540,976
Danaher Corp. 6,199 1,468,605
Illumina, Inc.
(a)
3,299 678,142
7,404,420
Industrials — 8.19%
Carrier Global Corp. 45,100 1,886,082
Rockwell Automation, Inc. 7,201 2,040,835
Xylem, Inc. 10,533 1,093,747
5,020,664
Materials — 4.57%
AptarGroup, Inc. 12,958 1,535,653
International Flavors & Fragrances, Inc. 13,000 1,260,480
2,796,133
Technology — 23.91%
Analog Devices, Inc. 10,944 1,968,607

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
COMMON STOCKS — 98.86% - continued Shares Fair Value
Technology — 23.91% - continued
Apple, Inc. 12,635 $ 2,143,907
Automatic Data Processing, Inc. 7,100 1,562,000
International Business Machines Corp. 10,850 1,371,549
MarketAxess Holdings, Inc. 2,030 646,291
MasterCard, Inc., Class A 4,634 1,761,059
Microsoft Corp. 6,825 2,097,050
NVIDIA Corp. 6,576 1,824,774
Teradyne, Inc. 14,100 1,288,458
14,663,695
Total United States 38,399,268
Total Common Stocks (Cost $50,453,504) 60,578,876
CERTIFICATE OF DEPOSIT — 0.08%
Principal
Amount
Self Help Federal Credit Union, 2.00%, 12/20/2024 $ 50,000 47,712
Total Certificate Of Deposit (Cost $50,000) 47,712
Total Investments — 98.94% (Cost $50,503,504) 60,626,588
Other Assets in Excess of Liabilities — 1.06% 652,181
NET ASSETS — 100.00% $ 61,278,769
(a) Non-income producing security.
ADR - American Depositary Receipt